Stock-Based Compensation and Warrant Units - Summary of Class C Units Outstanding and Vested (Details) - Class C Units - shares	8 Months Ended	12 Months Ended
	Jun. 06, 2022	Sep. 25, 2021	Sep. 26, 2020	Jun. 07, 2022
Shares
Balance at beginning of period (in shares)	428,571	428,571	428,571
Granted (in shares)	18,107	51,543	42,587
Redeemed (in shares)	0	0	0
Forfeited (in shares)	(18,107)	(51,543)	(42,587)
Balance at end of period (in shares)	428,571	428,571	428,571
Vested (in shares)				375,930